Business combinations (Details Text) (Detail) - BRL (R$) R$ in Thousands			12 Months Ended
	Aug. 09, 2019	Dec. 05, 2018	Dec. 31, 2019	Jan. 04, 2019
Yami
Business combinations (Details Text)
Ownership interest acquired	100.00%		100.00%
Fair value of financial liabilities	R$ 310
The consideration for the purchase	3,000
Goodwill	3,310
Consideration for the purchase settled in cash	R$ 1,350
TILIX
Business combinations (Details Text)
Ownership interest acquired		100.00%	100.00%
The consideration for the purchase		R$ 19,610
Goodwill		17,534
Consideration for the purchase settled in cash		3,810
Consideration in variable installments		15,800
Consideration in variable installments subjects to specific target in 2020		4,100
Consideration in variable installments subjects to specific target in 2021		11,700
TILIX | Computer software
Business combinations (Details Text)
Identifiable intangible assets recognised as of acquisition date		R$ 1,641
BBN Banco de Negocios S.A
Business combinations (Details Text)
PagSeguro Group acquired the share capital and obtained the control of BBN Banco de Negocios S.A		100.00%		100.00%
Amount paid in the acquisition				R$ 59,765
Fair value of the acquired assets				44,549
Identifiable intangible assets recognised as of acquisition date				R$ 2,605